Schedule of Investments (unaudited) March 31, 2020	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 96.9%

Alabama — 0.3%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Garvee, Series B, 5.00%, 09/01/24	$900	$1,040,058

Arizona — 1.7%
Arizona Department of Transportation State Highway Fund Revenue, Refunding RB, Series A, 5.00%, 07/01/24(a)	1,000	1,086,320
Arizona Health Facilities Authority, RB, Banner Health, Series A, 4.00%, 01/01/43	1,000	1,017,220
City of Phoenix Arizona, GO, Refunding, 5.00%, 07/01/24	650	750,458
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/34	2,480	3,016,002

		5,870,000

California — 21.6%
Bay Area Toll Authority, RB, Toll Bridge, Series F-1, 4.00%, 04/01/56	1,000	1,076,950
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Subordinate Toll Bridge, Series S-7, 4.00%, 04/01/38	500	551,135
California Educational Facilities Authority, RB, Stanford Hospital, Series U-6, 5.00%, 05/01/45	1,260	1,894,007
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/48	1,950	2,307,786
California State Public Works Board, Refunding RB:
Series B, 5.00%, 10/01/26	250	306,193
Various Capital Projects, Series C, 4.00%, 11/01/32	500	567,545
California State University, Refunding RB, Series A:
5.00%, 11/01/43	540	624,688
Systemwide, 4.00%, 11/01/35	500	552,645
Systemwide, 4.00%, 11/01/38	500	545,820
Systemwide, 5.00%, 11/01/48	1,030	1,236,175
City & County of San Francisco California Airports Commission, Refunding ARB:
San Francisco City Country Airport, Series E, 5.00%, 05/01/48	1,190	1,421,431
Series A, AMT, 4.00%, 05/01/49	1,000	1,054,970

Security	Par (000)	Value

California (continued)
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	$1,500	$1,568,070
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	577,105
City of Los Angeles California Department of Airports, ARB, Sub-Series B, 5.00%, 05/15/42	1,500	1,764,735
City of Los Angeles Department of Airports, Refunding RB, Senior, Private Activity Bond, Series B, 5.00%, 05/15/35	400	428,088
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/35	1,305	1,559,005
Coast Community College District, GO, Refunding, Series A, 4.00%, 08/01/23(a)	1,000	1,096,640
Contra Costa Community College District, GO, Election 2014, Series A, 4.00%, 08/01/39	1,000	1,108,870
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/33	1,435	1,757,114
El Camino Community College District Foundation, GO, CAB, Election 2002, Series C, 0.00%, 08/01/38(b)	680	429,971
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series A (AGM)(b):
CAB, 0.00%, 01/15/37	1,000	635,230
0.00%, 01/15/36	500	330,315
Fremont Union High School District, GO, Refunding, Series A, 5.00%, 08/01/44	1,350	1,610,861
Golden State Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/34	2,400	2,735,688
Los Angeles Community College District California, GO, Refunding, Series A, 5.00%, 08/01/31	1,000	1,153,760
Los Angeles County Facilities, Inc., RB, Vermont Corridor County Administration Building, Series A, 4.00%, 12/01/48	1,000	1,119,820
Los Angeles Department of Water & Power Power System Revenue, RB, Power System, Series D, 5.00%, 07/01/44	1,500	1,699,875

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power Power System Revenue, Refunding RB, Series A:
Power System, 5.00%, 07/01/37	$1,000	$1,218,880
5.00%, 07/01/30	1,500	1,749,870
Los Angeles Unified School District, GO, Election 2008, Series B-1, 5.00%, 07/01/33	1,500	1,803,960
Los Angeles Unified School District, GO, Refunding, Series A, 5.00%, 07/01/26	2,105	2,461,671
Los Angeles Unified School District, GO, Series KRY, 5.25%, 07/01/28	1,500	1,513,635
Sacramento City Financing Authority, Refunding RB, Master Lease Program, Series E (AMBAC), 5.25%, 12/01/30	250	323,960
Sacramento Municipal Utility District, RB, Series A, 5.00%, 08/15/41	575	636,548
Sacramento Municipal Utility District, Refunding RB, Series X, 5.00%, 08/15/26	1,500	1,577,355
San Diego Community College District, GO, Refunding, 4.00%, 08/01/32	500	565,695
San Diego Public Facilities Financing Authority, Refunding RB, Subordinate, Series A, 5.00%, 08/01/43	500	613,045
San Diego Unified School District, GO:
Election of 2012, Series I, 5.00%, 07/01/41	1,000	1,199,600
Election of 2012, Series I, 5.00%, 07/01/47	2,075	2,466,262
Series L, 4.00%, 07/01/49	1,000	1,118,960
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Senior Lien, Series A, 5.00%, 01/15/34	1,000	1,076,940
San Marcos Unified School District, GO, CAB, Election 2010, Series B, 0.00%, 08/01/51(b)	350	141,764
State of California, GO:
5.25%, 11/01/40	2,500	2,549,850
5.00%, 03/01/45	1,000	1,140,620
State of California, GO, Refunding:
5.00%, 08/01/26	540	643,761
5.00%, 08/01/27	1,000	1,220,580
5.00%, 08/01/31	1,000	1,205,840
4.00%, 09/01/32	250	283,053
5.00%, 08/01/35	1,000	1,220,210
5.00%, 08/01/46	1,000	1,172,840
Various Purpose, 5.00%, 10/01/24	475	552,938
Various Purpose, 5.00%, 10/01/25	1,000	1,197,050
Various Purpose, 5.00%, 09/01/31	565	682,650
Various Purpose, 5.00%, 12/01/31	2,000	2,260,780

Security	Par (000)	Value

California (continued)
Various Purpose, 4.00%, 09/01/33	$1,000	$1,129,900
Various Purpose, 4.00%, 09/01/35	1,000	1,120,730
Various Purpose, 5.00%, 09/01/35	1,000	1,197,310
Various Purpose, 5.00%, 02/01/38	1,000	1,098,550
Various Purpose, 5.00%, 12/01/43	500	561,950
State of California Department of Water Resources, Refunding RB, Water System Revenue, Series AW, 5.00%, 12/01/33	1,000	1,205,090
State of California Public Works Board, RB, Judicial Council Projects, Series A, 5.00%, 03/01/38	1,000	1,087,490
State of California Public Works Board, Refunding RB, Various Capital Projects, Series C, 5.00%, 11/01/34	685	825,370
University of California, Refunding RB:
Series AR, 5.00%, 05/15/41	605	711,002
Series AY, 5.00%, 05/15/32	500	611,390
Series AY, 5.00%, 05/15/36	1,000	1,211,590

		75,073,181

Colorado — 2.5%
City & County of Denver Board of Water Commissioners, RB, Series A, 4.00%, 12/15/26	1,230	1,284,255
City & County of Denver Colorado, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,592,775
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Series A, 5.00%, 12/01/35	1,000	1,178,480
Colorado Health Facilities Authority, Refunding RB, Common spirit Health, Series A-2, 5.00%, 08/01/44	1,000	1,076,560
El Paso County School District No. 20, GO, Refunding, Series C:
4.00%, 12/15/24	1,350	1,411,344
4.00%, 12/15/25	1,385	1,447,187
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	564,450

		8,555,051

Connecticut — 1.7%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Corp., 5.00%, 12/01/45	1,000	1,135,420
State of Connecticut, GO, Refunding, Series B:
5.00%, 05/15/22	1,000	1,035,920
5.00%, 05/15/25	250	289,298

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut, GO:
Series A, 5.00%, 10/15/23	$850	$948,693
Series A, 5.00%, 10/15/27	400	444,244
5.00%, 06/15/28	400	461,444
State of Connecticut, Special Tax Revenue, RB, Transportation Infrastructure, Series A:
5.00%, 09/01/24	400	456,708
5.00%, 10/01/29	725	801,785
4.00%, 09/01/36	430	463,811

		6,037,323

District of Columbia — 1.3%
District of Columbia, GO, Series D:
5.00%, 06/01/26	500	611,890
4.00%, 06/01/34	1,000	1,149,030
District of Columbia Water & Sewer Authority, Refunding RB:
Green Bond, Series A, 5.00%, 10/01/45	1,510	1,747,538
Sub Lien, Series C, 5.00%, 10/01/44	1,000	1,133,130

		4,641,588

Florida — 1.8%
Central Florida Expressway Authority, Refunding RB, Senior Lien, Series B, 5.00%, 07/01/33	1,000	1,186,760
County of Broward Florida Airport System Revenue, ARB, Series Q-1, 5.00%, 10/01/22(a)	1,000	1,093,210
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	1,000	1,145,180
County of Miami-Dade School Board, COP, Refunding Series D, 5.00%, 02/01/27	500	591,570
State of Florida, GO, Refunding, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series A, 5.00%, 07/01/25	1,000	1,194,450
State of Florida Department of Transportation Turnpike System Revenue, RB, Series A, 4.00%, 07/01/48	1,000	1,129,650

		6,340,820

Georgia — 1.5%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/43	500	576,180
Gwinnett County School District, GO, 5.00%, 02/01/40	400	502,744

Security	Par (000)	Value

Georgia (continued)
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	$1,000	$1,174,180
State of Georgia, GO, Refunding, Series C, 5.00%, 07/01/28	1,710	2,149,196
State of Georgia, GO, Tranche 2, Series A, 5.00%, 02/01/29	650	784,427

		5,186,727

Hawaii — 0.2%
State of Hawaii, GO, Refunding, Series EF, 5.00%, 11/01/23	500	548,750

Illinois — 3.3%
Chicago O’Hare International Airport, ARB, Senior Lien, Series E, 5.00%, 01/01/24	410	454,620
Chicago O’Hare International Airport, Refunding ARB, General, Senior Lien, Series B, 5.00%, 01/01/48	1,000	1,146,270
City of Chicago Illinois O’Hare International Airport, Refunding ARB, Senior Lien, Series B, 4.00%, 01/01/44	1,000	1,061,330
Illinois Finance Authority, Refunding RB, Mercy Health System Obligation, 5.00%, 12/01/40	1,000	1,138,440
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(b)	1,785	414,888
State of Illinois, GO, 5.00%, 05/01/39	1,500	1,508,895
State of Illinois, GO, Refunding:
5.00%, 02/01/22	500	511,910
Series A, 5.00%, 10/01/25	500	527,310
Series A, 5.00%, 10/01/28	500	523,270
State of Illinois, GO:
Series C, 5.00%, 11/01/29	1,000	1,035,340
Series D, 5.00%, 11/01/24	1,000	1,047,430
Series D, 5.00%, 11/01/26	500	524,970
State of Illinois Toll Highway Authority, RB, Senior, Series B, 5.00%, 01/01/41	1,000	1,154,170
State of Illinois Toll Highway Authority, Refunding RB, Senior Revenue Bonds, Series A:
5.00%, 01/01/25	100	114,772
5.00%, 01/01/30	250	307,387

		11,471,002

Indiana — 0.2%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	650	687,693

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	$100	$117,126

		804,819

Kansas — 0.7%
State of Kansas Department of Transportation, RB:
5.00%, 09/01/27	1,000	1,182,740
5.00%, 09/01/34	500	580,850
University of Kansas Hospital Authority, Refunding RB, Series A, 5.00%, 03/01/47	580	680,398

		2,443,988

Louisiana — 0.5%
State of Louisiana, GO, Refunding, Series C, 5.00%, 07/15/23	500	542,920
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 2nd Lien, Series C-1, 5.00%, 05/01/43	925	1,023,383

		1,566,303

Maryland — 1.6%
State of Maryland, GO, Series A, 5.00%, 03/15/31	400	493,368
State of Maryland, GO, Refunding, Series B:
5.00%, 08/01/25	1,000	1,196,710
5.00%, 08/01/26	1,200	1,475,844
State of Maryland, GO, Series A, 5.00%, 03/15/28	450	575,608
State of Maryland Department of Transportation, RB:
4.00%, 11/01/29	695	771,791
Third Issue, 4.00%, 12/15/28	405	442,726
State of Maryland Department of Transportation, Refunding RB, 5.00%, 02/15/23	500	554,535

		5,510,582

Massachusetts — 3.3%
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 03/01/26	725	879,461
Series A, 5.00%, 01/01/48	1,000	1,199,270
Series C, 5.00%, 05/01/29	1,000	1,111,300
Series E, 4.00%, 04/01/46	530	571,838
Series F, 5.00%, 11/01/37	500	607,730
Series F, 5.00%, 11/01/42	1,000	1,204,870
Series G, 4.00%, 09/01/32	1,325	1,504,471
Massachusetts Bay Transportation Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,210	1,219,861

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB:
Harvard University, Series A, 4.00%, 07/15/36	$1,000	$1,127,990
Partners Healthcare System, 5.00%, 07/01/34	1,000	1,184,390
Massachusetts Water Res. Authority, Refunding RB, General, Series C, 5.00%, 08/01/23(a)	500	526,225
University of Massachusetts Building Authority, Refunding RB, Series 1:
5.00%, 11/01/24(a)	325	380,988
5.00%, 11/01/44	75	84,752

		11,603,146

Michigan — 0.5%
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/41	1,000	1,212,800
University of Michigan, Refunding RB, 5.00%, 04/01/46	585	676,775

		1,889,575

Minnesota — 0.6%
Minnesota Public Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/22	1,000	1,073,850
State of Minnesota, GO, Refunding, Various Purposes, Series F, 5.00%, 10/01/21	1,000	1,058,830

		2,132,680

Missouri — 0.8%
Metropolitan State Louis Sewer District, Refunding RB, Series B:
5.00%, 05/01/25(a)	330	390,552
5.00%, 05/01/45	705	821,987
Missouri Highway & Transportation Commission, Refunding RB, 1st Lien, Series A, 5.00%, 05/01/24	1,500	1,722,585

		2,935,124

New Jersey — 4.5%
New Jersey EDA, RB, Series EEE, 5.00%, 06/15/48	1,000	1,037,330
New Jersey EDA, Refunding RB, School Facilities Construction:
Series GG, 5.25%, 09/01/26	1,000	1,032,130
Series NN, 5.00%, 03/01/22	500	521,395
Series NN, 5.00%, 03/01/25	500	522,460
Series NN, 5.00%, 03/01/30	1,000	1,035,330

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series A, 0.00%, 12/15/25(b)	$100	$86,575
CAB, Transportation System, Series A, 0.00%, 12/15/35(b)	3,075	1,739,958
CAB, Transportation System, Series A, 0.00%, 12/15/38(b)	530	255,645
Transportation Program Bonds, Series S, 5.00%, 06/15/46	500	519,610
Transportation Program, Series AA, 5.00%, 06/15/25	150	159,458
Transportation Program, Series AA, 4.75%, 06/15/38	280	288,299
Transportation System, Series B, 5.00%, 06/15/21(a)	825	863,635
Transportation System, Series B, 5.50%, 06/15/31	500	509,770
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System:
Series A, 5.00%, 12/15/36	1,000	1,062,350
Series A, 4.00%, 12/15/31	1,000	1,021,060
Series D, 5.00%, 12/15/24	250	267,655
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,118,440
New Jersey Turnpike Authority, Refunding RB:
Series B, 5.00%, 01/01/27	840	912,635
Series E, 5.00%, 01/01/29	1,000	1,217,430
Series E, 5.00%, 01/01/32	1,100	1,328,217

		15,499,382

New York — 25.0%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	2,540	2,545,461
City of New York New York, GO, Refunding:
Series C, 5.00%, 08/01/23	1,000	1,123,840
Series I, 5.00%, 08/01/26	1,000	1,086,960
City of New York New York, GO:
Series B-1, 5.00%, 12/01/41	1,390	1,641,479
Series D, 5.00%, 12/01/35	500	616,635
Series D, 4.00%, 12/01/41	1,000	1,127,260
Sub Series F-1, 5.00%, 04/01/34	1,115	1,364,124
City of New York New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/31	1,000	1,151,810

Security	Par (000)	Value

New York (continued)
City of New York New York Water & Sewer System, Refunding RB, Refunding RB, Series DD, 5.00%, 06/15/35	$2,500	$2,834,225
City of New York Transitional Finance Authority, RB, Future Tax Secured Subordinate, Subseries B-1, 5.00%, 08/01/40	1,500	1,782,375
City of New York Transitional Finance Authority, Refunding RB, Fiscal 2018, Series S-1, 5.00%, 07/15/35	2,000	2,418,480
City of New York Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, Future Tax Secured Bonds, Series B, 5.00%, 02/01/24	1,850	1,907,424
City of New York Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/49	1,000	1,108,500
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/42	910	1,076,539
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/41	1,500	1,739,325
Metropolitan Transportation Authority, Refunding RB, Green Bond, Climate Bond Certified, Series C-1, 5.00%, 11/15/34	1,000	1,127,960
Metropolitan Transportation Authority, RB:
Series E-1, 5.00%, 11/15/42	1,260	1,354,777
Sub-Series A-1, 5.00%, 11/15/45	1,000	1,077,220
Metropolitan Transportation Authority, Refunding RB:
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/47	1,000	1,171,860
Series B, 5.00%, 11/15/37	1,075	1,188,015
Series D, 5.00%, 11/15/25	1,235	1,314,213
VRDN, Green Bond, Series D, 5.00%, 11/15/34(c)	1,000	1,104,690
New York City Transitional Finance Authority Building Aid Revenue, Refunding, Series S-2A, 4.00%, 07/15/36	1,455	1,653,098
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
5.00%, 05/01/37	1,000	1,183,700
Future Tax Secured Subordinate Bonds, Fiscal 2011, Series D, 5.00%, 02/01/31	2,000	2,058,540

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Future Tax Secured Subordinate Bonds, Fiscal 2019, Series A3, 5.00%, 08/01/23	$2,000	$2,238,620
Series A-1, 5.00%, 08/01/36	500	613,045
Series A-1, 5.00%, 08/01/42	1,000	1,208,510
Series I, 5.00%, 05/01/42	1,620	1,772,507
Sub-Series C-2, 5.00%, 05/01/36	1,000	1,220,610
New York City Water & Sewer System, RB:
Series DD-2, 5.00%, 06/15/24	500	550,385
Series 2018-CC-1, 5.00%, 06/15/48	1,000	1,177,780
New York City Water & Sewer System, Refunding RB:
Refunding RB, Series DD, 5.00%, 06/15/39	420	473,962
Refunding RB, Series EE, 5.00%, 06/15/36	1,000	1,174,220
New York State Dormitory Authority, RB:
5.00%, 10/01/45	1,500	2,311,950
Bid Group 2, Series A, 5.00%, 03/15/35	740	913,870
Bid Group 4, Series A, 5.00%, 03/15/44	1,350	1,633,392
Series 2015B-B, 5.00%, 03/15/32	1,440	1,703,304
Series A, 5.00%, 02/15/39	1,000	1,163,760
New York State Dormitory Authority, Refunding RB:
Group 1, Series E, 5.00%, 03/15/27	500	616,345
General Purpose, Series D, 5.00%, 02/15/24	700	797,335
Series A, 5.00%, 03/15/23	500	553,765
Series A, 5.00%, 03/15/24	600	685,152
Series A, 5.00%, 03/15/28	250	315,505
Series A, 4.00%, 03/15/43	500	558,335
Series E, 5.00%, 09/15/28(a)	5	6,458
Series E, 5.00%, 03/15/29	995	1,272,287
New York State Environmental Facilities Corp., Refunding RB, New York Water System, 5.00%, 06/15/28	570	595,735
New York State Urban Development Corp., Refunding RB, Personal Income Tax:
Series A, 5.00%, 03/15/24	1,000	1,141,920
State Series A, 5.00%, 03/15/27	600	740,952
State Series D, 5.00%, 03/15/22	2,500	2,679,275
Port Authority of New York & New Jersey, Refunding ARB:
194th Series, 5.00%, 10/15/34	1,395	1,602,381
194th Series, 5.00%, 10/15/41	835	946,072
Series 179, 5.00%, 12/01/32	1,000	1,130,010

Security	Par (000)	Value

New York (continued)
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/29	$1,000	$1,145,420
State of New York Dormitory Authority, RB:
Group 4, Series A, 5.00%, 03/15/45	1,000	1,207,850
Unrefunded, Series B, 5.00%, 03/15/42	2,000	2,107,260
State of New York Dormitory Authority, Refunding RB:
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	1,000	1,189,520
Series D, 4.00%, 02/15/47	1,000	1,124,040
State of New York Environmental Facilities Corp., Refunding RB, Subordinated SRF Bonds, 4.00%, 06/15/46	1,475	1,603,959
State of New York Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	1,000	1,085,050
State of New York Urban Development Corp., Refunding RB, Series A, 5.00%, 03/15/39	1,000	1,272,550
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	1,000	1,045,120
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 5.00%, 11/15/31	1,000	1,185,350
Series A, 5.00%, 11/15/40	600	686,406
Series B, 5.00%, 11/15/38	1,000	1,186,180
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE:
5.00%, 12/15/34	1,000	1,130,940
5.00%, 12/15/41	2,000	2,250,300

		86,775,897

North Carolina — 0.7%
City of Charlotte North Carolina Water & Sewer System, Refunding RB, Series B, 5.00%, 07/01/27	1,500	1,514,070
North Carolina Turnpike Authority, RB(b):
Series B (AGC), 0.00%, 01/01/34	500	354,045
Triangle Expressway System, 0.00%, 01/01/49	1,000	404,390

		2,272,505

Ohio — 0.7%
American Municipal Power Inc, Refunding RB, Prairie State Energy Campus Project, 5.00%, 02/15/33	1,000	1,270,310

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio, GO, Refunding, Common Schools:
Series A, 5.00%, 09/15/24	$350	$407,718
Series B, 5.00%, 09/15/25	510	611,531

		2,289,559

Pennsylvania — 3.1%
Commonwealth of Pennsylvania, GO, 1st Series:
5.00%, 03/15/29	1,000	1,159,780
2nd Series, 5.00%, 10/15/26	685	771,584
Commonwealth of Pennsylvania, GO, Refunding, , 5.00%, 01/01/28	1,105	1,354,863
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	153,624
Delaware River Port Authority, Refunding RB, Series B:
5.00%, 01/01/21	250	257,040
5.00%, 01/01/26	250	300,517
Pennsylvania Economic Development Financing Authority, RB, Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,000	1,083,430
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.00%, 08/15/49	1,000	1,158,730
Pennsylvania Turnpike Commission, RB:
Motor License Fund, 5.00%, 12/01/21(a)	2,000	2,124,120
Series A-1, 5.00%, 12/01/47	1,000	1,193,480
Series C, 5.00%, 12/01/23(a)	760	864,378
Series C, 5.00%, 12/01/43	240	266,381

		10,687,927

Tennessee — 2.4%
Metropolitan Government of Nashville & Davidson County Tennessee, GO, Refunding:
4.00%, 07/01/30	765	888,808
5.00%, 07/01/32	1,000	1,248,370
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	1,012,410
State of Tennessee, GO, Refunding, Series A, 4.00%, 08/01/25	5,000	5,317,050

		8,466,638

Texas — 7.8%
Carrollton-Farmers Branch Independent School District, GO, Refunding, (PSF-GTD), 4.00%, 02/15/28(a)	310	326,350

Security	Par (000)	Value

Texas (continued)
Carrollton-Farmers Branch Independent School District, GO, Series A (PSF-GTD), 4.00%, 02/15/30(a)	$445	$480,035
Central Texas Regional Mobility Authority, RB, Senior Lien, Series A, 5.00%, 01/01/45	1,000	1,069,800
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, Series A, 5.00%, 01/01/43	1,000	1,041,880
Central Texas Turnpike System, RB:
First Tier, Series A (AMBAC), 0.00%, 08/15/30(b)	270	214,763
Series C, 5.00%, 08/15/37	1,000	1,036,940
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/42	2,000	2,173,960
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	1,121,640
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	602,045
County of Harris Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/21(a)	1,700	1,803,037
County of Harris Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/31	1,000	1,248,560
Cypress-Fairbanks Independent School District, GO, Refunding, Series C (PSF-GTD), 5.00%, 02/15/44	500	561,255
Dallas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/23	800	907,080
Grand Parkway Transportation Corp., RB:
5.00%, 02/01/23	570	619,214
Subordinate Tier, Tela Supported, Series A, 5.00%, 10/01/35	695	844,397
Grand Parkway Transportation Corp., Refunding RB, Grand Parkway System First Tier Toll Revenue, 4.00%, 10/01/49	500	548,690
Lewisville Independent School District, GO, Refunding, Series B, 5.00%, 08/15/28	570	675,045
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/36	750	805,110
North Texas Tollway Authority, Refunding RB:
1st Tier-Series A, 5.00%, 01/01/38	1,000	1,191,360
1st Tier-Series A, 5.00%, 01/01/43	1,815	2,125,891
Series B, 5.00%, 01/01/34	1,000	1,139,880

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock iShares Municipal Bond Index (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
State of Texas, GO, Refunding, Transportation Commission:
Mobility Partners LLC, 5.00%, 10/01/34	$1,000	$1,145,530
Series A, 5.00%, 10/01/44	1,000	1,147,550
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Baylor Scott & White Health Project, Series A, 5.00%, 11/15/45	1,000	1,159,750
Texas Water Development Board, RB, State Water Implementation Fund:
Series A, 4.00%, 10/15/37	1,180	1,363,054
Series B, 5.00%, 04/15/49	1,000	1,220,860
University of Texas System, RB, Series E, 5.00%, 08/15/27	400	502,600

		27,076,276

Utah — 0.2%
State of Utah, GO, 5.00%, 07/01/25	450	535,986

Virginia — 3.6%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue, 5.00%, 11/01/23	1,000	1,087,060
City of Norfolk Virginia Water Revenue, RB(a):
5.00%, 05/01/21	1,790	1,866,344
5.00%, 05/01/21	1,975	2,059,234
5.00%, 05/01/21	2,075	2,163,499
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	606,305
County of Fairfax Virginia, GO, Refunding, Series A, 4.00%, 10/01/27	1,000	1,142,360
County of Fairfax Water Authority, Refunding RB, 5.00%, 04/01/21	195	198,804
Virginia College Building Authority, Refunding RB, 21st Century College and Equipment Programs, Series E, 5.00%, 02/01/30	1,000	1,259,760
Virginia Commonwealth Transportation Board, Refunding RB:
Garvee, 5.00%, 03/15/27	285	352,348
Gravee, 5.00%, 09/15/23	500	565,205
Series A, 5.00%, 05/15/31	1,000	1,241,840

		12,542,759

Washington — 3.3%
Central Puget Sound Regional Transit Authority, RB, Green Bond, Series S-1, 5.00%, 11/01/46	1,000	1,452,320

Security	Par (000)	Value

Washington (continued)
Central Puget Sound Regional Transit Authority, Refunding RB, Green Bond, Series S-1, 5.00%, 11/01/36	$485	$571,567
County of King Washington Sewer Revenue, Refunding RB, Series B, 5.00%, 07/01/39	2,075	2,287,999
Port of Seattle Washington, Refunding RB, Intermediate Lien, Series A, 5.00%, 08/01/31	2,000	2,160,460
State of Washington, GO, Refunding:
Motor Vehicle Fuel Tax, Series B, 5.00%, 07/01/23	1,000	1,121,180
Series B, 5.00%, 07/01/30	1,000	1,194,730
Series R, 5.00%, 07/01/31	1,000	1,160,590
State of Washington, GO, Various Purposes, Series A, 5.00%, 08/01/43	1,250	1,527,250

		11,476,096

Wisconsin — 1.5%
State of Wisconsin, GO, Refunding:
5.00%, 11/01/27	770	964,402
5.00%, 11/01/29	525	654,171
Series 1, 5.00%, 05/01/22	1,000	1,080,120
Series 2, 5.00%, 11/01/26	980	1,213,191
Wisconsin Health & Educational Facilities Authority, Refunding RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/39	1,000	1,150,620

		5,062,504

Total Long-Term Investments — 96.9% (Cost — $320,201,916)		336,336,246

	Shares

Short-Term Securities — 2.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.98%(d)(e)	7,118,596	7,119,308

Total Short-Term Securities — 2.0% (Cost — $7,117,141)		7,119,308

Total Investments — 98.9% (Cost — $327,319,057)		343,455,554

Other Assets Less Liabilities — 1.1%		3,777,955

Net Assets — 100.0%		$347,233,509

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock iShares Municipal Bond Index

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Annualized 7-day yield as of period end.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,109,442	2,00,9,154	(b)	—	7,118,596	$7,119,308	$19,367	$(2,778)	$2,110

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

GO	General Obligation Bonds

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bonds

SRF	State Revolving Fund

VRDN	Variable Rate Demand Notes

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock iShares Municipal Bond Index

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$336,336,246	$—	$336,336,246
Short-Term Securities	7,119,308	—	—	7,119,308

	$7,119,308	$336,336,246	$—	$343,455,554

(a)	See above Schedule of Investments for values in each state or political subdivision.

10